Personnel expenses - Summary of detailed information about personnel expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Disclosure Of Personnel Expenses Explanatory [Abstract]
Salaries and short-term employee benefits	$ 24,934	$ 22,049	$ 11,480
Post-employment benefits	1,833	1,346	644
Share-based compensation	2,109	3,604	1,651
Termination benefits	2,006	566	209
Employee benefits expense	$ 30,882	$ 27,565	$ 13,984